Taxes (Deferred Tax Balance Sheet Classification) (Details) (USD $) In Millions, unless otherwise specified	Jan. 31, 2014	Jan. 31, 2013
Taxes (Deferred Tax Balance Sheet Classification) [Abstract]
Deferred Taxes On Prepaid Expenses And Other	$ 822	$ 520
Deferred Taxes On Other Assets And Deferred Charges	1,151	757
Deferred Tax Assets, Net of Valuation Allowance, Current	1,973	1,277
Deferred Taxes On Accrued Liabilities	176	116
Deferred Income Taxes And Other	5,110	4,373
Liability Subtotals	5,286	4,489
Net Deferred Tax Liabilities	$ 3,313	$ 3,212